Commitments and Contingencies (Details) - USD ($)			12 Months Ended
	Mar. 31, 2025	Mar. 11, 2021	Jun. 30, 2024	Jun. 30, 2023
Commitments and Contingencies [Line Items]
Contract research services and materials	$ 771,999		$ 1,500,000
Contract materials and equipment at cost			700,000
Guaranteed investment certificates	$ 40,852		43,064	$ 44,422
Warrants to purchase (in Shares)		700
Warrants to purchase (in Shares)		700
Agreement amount				300,000
Payable under the patent license agreement			$ 1,191,000	1,191,000
Patent License Agreement [Member]
Commitments and Contingencies [Line Items]
Payable under the patent license agreement				$ 300,000
Common Stock [Member]
Commitments and Contingencies [Line Items]
Warrants to purchase (in Shares)		700